UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	December 31, 2008
                                         ------------------------
Check here if Amendment [  ]; Amendment Number:

       This Amendment (Check only one.):    [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Sirius Advisors LLC
Address:    2250 E Imperial Hwy., Suite 200
            El Segundo, CA 90245


Form 13F File Number: 028-11735

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David S. Bradley
     --------------------------------------------
Title:            Chief Compliance Officer
       ------------------------------------------
Phone:            (310) 492-5114
       ------------------------------------------

Signature, Place, and Date of Signing:

 /s/ David S. Bradley    El Segundo, CA    01/21/2009
---------------------    --------------    ----------------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                               ----------------

 Form 13F Information Table Entry Total:     8
                                 --------------

Form 13F Information Table Value Total:   $2,441
                             -------------------
                                     (thousands)

List of Other Included Managers:


NONE

                                 FORM 13F INFORMATION TABLE

                     TITLE OF           VALUE   SHARES OR  SH/   PUT/ INVSTMT    OTHER  VOTING AUTHORITY
NAME OF ISSUER        CLASS      CUSIP  (X$1000) PRN AMT   PRN  CALL  DSCRTN     MNGRS  SOLE  SHARED  NONE
COMCAST CORP NEW      CL A SPL 20030N200 272      16,850     SH       SOLE        0      16,850  0       0
CROWN CRAFTS INC      COM      228309100 85       40,000     SH       SOLE        0      40,000  0       0
FORGENT NETWORKS INC  COM      34629U103 60       398,509    SH       SOLE        0      398,509 0       0
MERCK & CO INC        COM      589331107 359      11,807     SH       SOLE        0      11,807  0       0
PINNACLE AIRL CORP    COM      723443107 758      445,604    SH       SOLE        0      445,604 0       0
SCHERING PLOUGH CORP  COM      806605101 548      32,152     SH       SOLE        0      32,152  0       0
SKYWEST INC           COM      830879102 198      10,650     SH       SOLE        0      10,650  0       0
WINN DIXIE STORES INC COM NEW  974280307 161      10,000     SH       SOLE        0      10,000  0       0
                                         -----
                                         2,441